RECOVERABLE TAXES - Rollforward of provision for loss (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
ICMS
Beginning balance	R$ (1,064,268)	R$ (1,164,782)
Addition	(61,385)	(62,738)
Write-off	1,370	1,331
Reversal	26,709	161,921
Ending balance	R$ (1,097,574)	R$ (1,064,268)